Trust for Advised Portfolios
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

September 8, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	Trust for Advised Portfolios (the “Trust”)
File Nos.: 333-108394 and 811-21422

To the Commission:

On behalf of the Trust, transmitted herewith for filing is a registration statement on Form N-14 (the “Registration Statement”). The Registration Statement contains an Information Statement/Prospectus that provides information regarding the reorganization of the Soundwatch Hedged Equity Fund, a series of the Trust, into the Soundwatch Hedged Equity ETF, a separate series of the Trust. The Registration Statement is being filed pursuant to Rule 488 under the Securities Act of 1933, as amended.

If you have any questions regarding this filing, please contact the undersigned at rachel.spearo@usbank.com.

Sincerely,

/s/ Rachel Spearo
Rachel Spearo
for U.S. Bank Global Fund Services
as Administrator to the Trust

Enclosures